Offsetting financial assets (Detail) - USD ($) $ in Billions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets [Table]
Assets based on IFRS netting	$ 160.5	$ 140.3	$ 118.1
Further netting potential not recognized on the balance sheet	(146.5)	(126.6)	(107.4)
of which: netting of recognized financial liabilities	(116.0)	(101.7)	(88.9)
of which: netting with collateral received	(30.5)	(25.0)	(18.5)
Assets, after consideration of further netting potential	14.0	13.7	10.7
Cash collateral receivables on derivative instruments
Disclosure Of Offsetting Of Financial Assets [Table]
Assets based on IFRS netting	43.8	39.3	30.5
Further netting potential not recognized on the balance sheet	(23.2)	(19.0)	(18.4)
of which: netting of recognized financial liabilities	(20.4)	(15.8)	(15.2)
of which: netting with collateral received	(2.8)	(3.2)	(3.3)
Assets, after consideration of further netting potential	$ 20.6	$ 20.3	$ 12.1